Sectorial Charges Payable (Tables)	12 Months Ended
Dec. 31, 2021
Sectorial Charges Payable
Schedule of sectorial charges due

	12.31.2021	12.31.2020
Energy Development Account - CDE	41,786	5,700
Global Reversal Reserve - RGR	8,834	12,446
Tariff flags	147,766	15,566
	198,386	33,712